Accounts Receivables and Accrued Revenues - Schedule of accounts receivables and accrued revenues (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Trade And Other Current Receivables [Abstract]
Interest rate on note receivable from partner	1.6783%